Deferred tax assets and liabilities - Significant temporary differences (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Temporary differences
Deferred tax liabilities before offsetting	€ 9,315	€ 10,668
Deferred tax assets	(8,790)	(8,546)
Deferred tax assets, gross
Temporary differences
Deferred tax assets	(14,960)	(17,150)
Accumulated impairment
Temporary differences
Accumulated write-downs of deferred tax assets	6,170	8,604
Accelerated tax depreciation
Temporary differences
Deferred tax liabilities before offsetting	6,707	7,346
Derivatives
Temporary differences
Deferred tax liabilities before offsetting	788	916
Derivatives | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(60)	(343)
Difference between the fair value and the carrying amount of assets acquired
Temporary differences
Deferred tax liabilities before offsetting	288	408
Site restoration and abandonment (tangible assets)
Temporary differences
Deferred tax liabilities before offsetting	276	166
Leasing
Temporary differences
Deferred tax liabilities before offsetting	162	1,076
Leasing | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(182)	(1,091)
Application of the weighted average cost method in evaluation of inventories
Temporary differences
Deferred tax liabilities before offsetting	52	87
Unused tax losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(6,752)	(7,374)
Site restoration and abandonment (provisions for contingencies) | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,986)	(2,400)
Timing differences on depreciation and amortization | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,710)	(2,354)
Impairment losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,490)	(1,095)
Accruals for impairment losses and provisions for contingencies | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,246)	(1,417)
Employee benefits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(161)	(155)
Unrealized intercompany profits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(68)	(71)
Over/Under lifting | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(59)	(219)
Other temporary differences
Temporary differences
Deferred tax liabilities before offsetting	1,042	669
Other temporary differences | Deferred tax assets, gross
Temporary differences
Deferred tax assets	€ (1,246)	€ (631)